Summary Of Significant Accounting Policies (Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Amount expensed for uncollectible accounts	$ 417	$ 455	$ 272
Amount charged against allowance	$ 0	$ 0	$ 0